Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 3,254,360,176	$ 3,513,435,889
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	775,167,807	671,207,220
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,813,287	2,465,388
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	2,582,474	2,054,173
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	19,071,848	20,589,512
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	28,384,574	34,850,123
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,304,489	16,594,936
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	623,265,398	500,851,452
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	51,739,245	56,356,580
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	32,193,257	26,837,093
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	1,437,879	2,000,343
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	2,706,104	6,957,717
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	140,946	0
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	1,140,420	1,517,835
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	277,370	0
FIMA Acciones Latinoamericanas Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 110,516	$ 132,068